Business Combinations - Summary of Goodwill Recognized on Acquisition of SPIL (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Goodwill recognized on acquisition	$ 1,632,618	$ 49,974,446	$ 324,551	$ 9,934,494	$ 10,490,309	$ 10,506,519
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	5,502,796	168,440,585
Add: Non-controlling interests	117,049	3,582,866
Less: Fair value of identifiable net assets acquired	(4,313,402)	(132,033,220)
Goodwill recognized on acquisition	$ 1,306,443	$ 39,990,231